Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2018
Other Short-Term Borrowings [Abstract]
Disclosure of Other Short-Term Borrowings [text block]

Other Short-Term Borrowings

in € m.	Dec 31, 2018	Dec 31, 2017
Other short-term borrowings:
Commercial paper	2,752	5,274
Other	11,406	13,137
Total other short-term borrowings	14,158	18,411